Intellectual Property (Details - Property) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intellectual property, gross	$ 213,181	$ 208,032
Less: accumulated amortization	(197,887)	(157,065)
Intellectual property, gross	15,294	50,967
Intellectual property, net	179,709	50,967
Internet Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived assets - internet domain names	$ 164,415	$ 0